ANNUAL REPORT
                               SEPTEMBER 30, 2002

                                      FMI
                                   Large Cap
                                      Fund

                                   A NO-LOAD
                                  MUTUAL FUND

                                      FMI
                                   Large Cap
                                      Fund

                                                                 October 8, 2002

Dear Fellow Shareholders,

  The third calendar quarter and year-to-date period was difficult for stocks and one of the worst on record. The FMI Large Cap Fund declined 13.8% for the quarter and is down 20.6% calendar year-to-date. The S&P 500 was down 17.3% in the quarter. For the calendar year-to-date period, the S&P 500 declined 28.2%. Our investment approach continues to shield us from the worst of the bear market, but losses were significant and highly unpleasant. While most of the decline in the stock market over the past two and one half years was due to the precipitous fall of the technology, telecom and high valuation sectors, there was a sharp correction in almost all stocks in the last month or so of the September quarter and the FMI Large Cap Fund was not spared.

  Investors continue to be concerned about economic growth, terrorism, war and corporate malfeasance. These four issues beget fears of falling employment, consumer confidence, capital spending and higher energy prices. There is, at least as of this writing, widespread pessimism. In short, it looks like a classic bear market.

  Use of the word "classic" with respect to a bear market might suggest a pattern and perhaps something predictable in nature. Unfortunately, that is not the case, however, we thought it would be instructive to illustrate past bear markets so as to put the current one in perspective. The following table is courtesy of Crandall, Pierce & Company.

                     BEAR MARKETS SINCE 1900 (102.75 YEARS)
                AS MEASURED BY THE DOW JONES INDUSTRIAL AVERAGE

 MARKET PEAK            MARKET TROUGH           DECLINE           DURATION
 -----------            -------------           -------           --------
February 5, 1900        September 24, 1900      -22.53%          7.6 Months
June 17, 1901           November 9, 1903        -46.14%         28.7 Months
January 19, 1906        November 15, 1907       -48.54%         21.8 Months
November 19, 1909       February 24, 1915       -46.07%         63.2 Months
November 21, 1916       December 19, 1917       -40.13%         12.9 Months
November 3, 1919        August 24, 1921         -46.58%         21.7 Months
September 3, 1929       July 8, 1932            -89.19%         34.1 Months
September 7, 1932       February 27, 1933       -37.25%          5.7 Months
July 18, 1933           October 21, 1933        -23.03%          3.1 Months
February 5, 1934        July 26, 1934           -22.78%          5.6 Months
March 10, 1937          April 28, 1942          -52.20%         61.6 Months
May 29, 1946            June 13, 1949           -23.95%         36.5 Months
December 13, 1961       June 26, 1962           -27.10%          6.4 Months
February 9, 1966        May 26, 1970            -36.58%         51.5 Months
January 11, 1973        December 6, 1974        -45.08%         22.8 Months
September 21, 1976      February 28, 1978       -26.87%         17.2 Months
April 27, 1981          August 12, 1982         -24.13%         15.5 Months
August 25, 1987         October 19, 1987        -36.13%          1.8 Months
July 17, 1990           October 11, 1990        -21.16%          2.8 Months
January 14, 2000        September 30, 2002      -35.24%         32.5 Months
                                                -------         -----------
AVERAGE                                         -37.53%         22.7 MONTHS
MEDIAN                                          -36.35%         19.5 MONTHS
                                                -------         -----------

Data as of 9/30/02.  Source: Dow Jones & Company; Copyright(c) Crandall, Pierce
                                   & Company

  The table shows the Dow Jones Industrial Average peak to trough price data long with the duration of the twenty bear markets of the last century. The twentieth bear market may have ended on October 7, at the Dow Jones close of 7423. (As of this writing, the Dow is 7501). If the October 7th price proves to be the low for this cycle, then the Dow Jones decline of 36.7% will be about average and the duration of 33 months will be significantly longer than the average for past cycles. As the table illustrates, the average decline is 37.5% and the average duration is 22.7 months. The longest bear market was 63 months (1909-1915) and the shortest was less than two months (1987). The deepest decline was 89% (1929-1932), and the most shallow was 21% (1990). There have been only five bear markets that have lasted longer than the current one.

  It is not our custom to make predictions about the market and we will not do so here. We will point out, however, that the previous bull market was much longer and more powerful than any prior bull market. Equity valuations are getting more attractive, but one could hardly argue that they are near the low end of historical averages. But they are now reasonable and given the low level of interest rates and inflation, the investment environment looks more positive then we have seen in awhile.

  Many shareholders have asked about our views on the economy and the various issues mentioned in paragraph two. We have found over the years that the government statistics are usually late and often inaccurate. Throughout most of the summer the economic statistics suggested a nice, steady improvement in employment and the economy. Our opinion, based on anecdotal information and unscientific sampling, was that business was still very tough and that corporations and consumers were pulling in their horns. We continue to feel that excesses are still being wrung out of various industries and that certain sectors may not ever return to prominence. Despite heavy home refinancing activity, we are not expecting a big push from the consumer. Consumer and business indebtedness is very high and it will take time to buttress balance sheets. Business inventories are quite low, however, and this will aid in a potential cyclical recovery next year. Corporate cost structures have also been pared, which will help earnings when the economy recovers.

  We think war and terrorism are issues not easily dismissed and could linger for years. We are not concerned about a military victory in Iraq. We are concerned about our Middle East policy, the NATO alliance and how the USA is perceived by the Muslim world. These issues are beyond the scope of an investment letter. Suffice it to say that these big issues will likely keep a lid on valuations over the foreseeable future.

  Despite the pessimism that abounds in these times, money can be made buying and holding good companies at reasonable prices. We are optimistic about the prospects for the companies in the FMI Large Cap Fund.

  Thank you for your support.

  Sincerely,

  /s/Ted D. Kellner, C.F.A

  Ted D. Kellner, C.F.A
  President and
  Portfolio Manager

  /s/Donald S. Wilson, C.F.A

  Donald S. Wilson, C.F.A
  Vice President

  /s/Patrick J. English, C.F.A.

  Patrick J. English, C.F.A.
  Vice President and
  Portfolio Manager

             225 E. Mason St. o Milwaukee, WI  53202 o 414-226-4555
                              www.fiduciarymgt.com

FMI Large Cap Fund
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
Inception (12/31/01) through 9/30/02

During the nine months ended 9/30/02, the FMI Large Cap Fund had a total return of negative 20.6%. The decline was driven by poor performance in telecom and technology issues. It was exacerbated by a premature move into pharmaceuticals and below average results from the retail sector. The FMI Large Cap Fund had relatively good performance in the consumer and insurance sectors. The stock market continued to be highly volatile, with many strong but short-lived rallies followed by precipitous drops. Most major market indices continued to show that U.S. stocks are in a "bear market." The S&P 500 declined 28.16% year-to-date. Technology and telecom related industries continued to be highly depressed and the equities tied to these industries suffered dramatic declines. The managers felt and continue to feel that valuations are relatively attractive in these sectors. Overall valuations in the S&P 500 are now within normal historical ranges. For the period ended September 30, 2002, the Fund's performance lagged the underlying growth rates of the companies held in the portfolio. In other words, valuations contracted somewhat in the period. Overall corporate earnings were down significantly in the fiscal year ended September 30, 2002.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
               FMI LARGE CAP FUND AND STANDARD & POOR'S 500 INDEX

     Date         FMI Large Cap Fund       Standard & Poor's 500 Index(1)<F2>
     ----         ------------------       ----------------------------------
 12/31/2001*<F1>        $10,000                         $10,000
  3/31/2002             $10,260                         $10,028
  6/30/2002              $9,210                          $8,684
  9/30/2002              $7,940                          $7,184

                                  TOTAL RETURN
                                  ------------
                                Since Inception
                                    12/31/01
                                ---------------
                                    -20.60%

*<F1>  inception date

Past performance is not predictive of future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)<F2> The Standard & Poor's 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

FMI Large Cap Fund

(PRICEWATERHOUSECOOPERS LOGO)

100 East Wisconsin Avenue
Suite 1500
Milwaukee, WI  53202
414-212-1600

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of FMI Large Cap Fund

  In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMILarge Cap Fund (a series of FMIFunds, Inc.) (the "Fund") at September 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period December 31, 2001 (commencement of operations) to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

October 30, 2002

FMI Large Cap Fund
STATEMENT OF NET ASSETS
September 30, 2002

SHARES OR
PRINCIPAL
  AMOUNT                                                  COST         VALUE
---------                                                 ----         -----

LONG-TERM INVESTMENTS -- 90.8% (A)<F4>
COMMON STOCKS -- 90.8% (A)<F4>

CONSUMER DISCRETIONARY SECTOR -- 10.9%
--------------------------------------
               ENTERTAINMENT -- 7.2%
   13,421      EchoStar
                 Communications Corp.*<F3>             $  292,846   $  232,183

               RETAIL TRADE -- 3.7%
    5,242      May Department Stores Co.                  186,412      119,360

CONSUMER STAPLES SECTOR -- 9.0%
-------------------------------

               PERSONAL CARE -- 9.0%
    5,158      Kimberly-Clark Corp.                       317,079      292,149

ENERGY SECTOR -- 6.0%
---------------------

               OIL & GAS PRODUCERS -- 6.0%
    4,169      ConocoPhillips                             242,060      192,775

FINANCIAL SERVICES SECTOR -- 15.0%
----------------------------------

               BANKS -- 4.2%
    2,819      Comerica Inc.                              167,758      135,932

               PROPERTY & CASUALTY INSURANCE -- 10.8%
      142      Berkshire Hathaway Inc. Cl B*<F3>          347,188      350,030

HEALTHCARE SECTOR -- 8.8%
-------------------------

               DRUGS & PHARMACEUTICALS -- 5.1%
    6,947      Bristol-Myers Squibb Co.                   212,000      165,339

               HEALTHCARE PRODUCTS -- 3.7%
    4,270      Becton, Dickinson & Co.                    135,217      121,268

MATERIALS & PROCESSING SECTOR -- 8.9%
-------------------------------------

               CHEMICALS -- 4.0%
    4,700      Dow Chemical Co.                           140,095      128,357

               MATERIALS & MINERALS MINING -- 4.9%
   16,400      BHP Billiton Ltd. - SP-ADR                 171,464      159,900

PRODUCER DURABLES SECTOR - 10.7%
--------------------------------

               AEROSPACE -- 4.0%
    3,810      Boeing Co.                                 157,309      130,035

               POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 6.7%
    9,290      Waste Management, Inc.                     254,174      216,643

TECHNOLOGY SECTOR -- 16.9%
--------------------------

               COMMUNICATION TECHNOLOGY -- 3.8%
   12,043      Motorola, Inc.                             173,480      122,598

               COMPUTER SERVICES  SOFTWARE & SYSTEMS -- 13.1%
    1,900      Automatic Data
                 Processing, Inc.                          61,389       66,063
    7,445      Computer Sciences Corp.*<F3>               344,299      206,897
    7,700      SunGard Data Systems Inc.*<F3>             155,273      149,765
                                                       ----------   ----------
                                                          560,961      422,725

UTILITIES SECTOR -- 4.6%
------------------------
               TELECOMMUNICATION -- 4.6%
    3,725      ALLTEL Corp.                               196,182      149,484
                                                       ----------   ----------
                   Total common stocks                  3,554,225    2,938,778
                                                       ----------   ----------
                   Total long-term
                     investments                        3,554,225    2,938,778

SHORT-TERM INVESTMENTS -- 9.1% (A)<F4>

               VARIABLE RATE DEMAND NOTES -- 9.1%
 $158,000      U. S. Bank, N.A.                           158,000      158,000
  136,364      Wisconsin Corporate
                 Central Credit Union                     136,364      136,364
                                                       ----------   ----------
                   Total short-term
                     investments                          294,364      294,364
                                                       ----------   ----------
                   Total investments                   $3,848,589    3,233,142
                                                       ----------
                                                       ----------
               Cash and receivables, less
                 liabilities -- 0.1% (A)<F4>                             3,132
                                                                    ----------
                   NET ASSETS                                       $3,236,274
                                                                    ----------
                                                                    ----------
               Net Asset Value Per Share
                 ($0.0001 par value 100,000,000
                 shares authorized), offering
                 and redemption price
                 ($3,236,274 / 407,487
                 shares outstanding)                                     $7.94
                                                                         -----
                                                                         -----

  *<F3>   Non-income producing security.
(a)<F3>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

FMI Large Cap Fund
STATEMENT OF OPERATIONS
For the Period from December 31, 2001 (commencement of operations) to September 30, 2002

INCOME:
     Dividends                                                       $  24,628
     Interest                                                            3,628
                                                                     ---------
          Total income                                                  28,256
                                                                     ---------

EXPENSES:
     Management fees                                                    19,563
     Registration fees                                                  18,637
     Professional fees                                                  13,015
     Transfer agent fees                                                 7,941
     Administrative services                                             3,913
     Custodian fees                                                      3,696
     Board of Directors fees                                             2,800
     Printing and postage expense                                        1,445
     Other expenses                                                      1,401
                                                                     ---------
          Total expenses before reimbursement                           72,411
     Less expenses assumed by adviser                                  (38,175)
                                                                     ---------
          Net expenses                                                  34,236
                                                                     ---------
NET INVESTMENT LOSS                                                     (5,980)
                                                                     ---------
NET REALIZED LOSS ON INVESTMENTS                                      (113,129)
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS                (615,447)
                                                                     ---------
NET LOSS ON INVESTMENTS                                               (728,576)
                                                                     ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(734,556)
                                                                     ---------
                                                                     ---------

STATEMENT OF CHANGES IN NET ASSETS
For the Period from December 31, 2001 (commencement of operations) to September 30, 2002

OPERATIONS:
     Net investment loss                                            $   (5,980)
     Net realized loss on investments                                 (113,129)
     Net decrease in unrealized appreciation on investments           (615,447)
                                                                    ----------
          Net decrease in net assets resulting from operations        (734,556)
                                                                    ----------

FUND SHARE ACTIVITIES:
     Proceeds from shares issued (414,025 shares)                    4,035,315
     Cost of shares redeemed (6,538 shares)                            (64,485)
                                                                    ----------
          Net increase in net assets derived
            from Fund share activities                               3,970,830
                                                                    ----------
          TOTAL INCREASE                                             3,236,274
NET ASSETS AT THE BEGINNING OF THE PERIOD                                   --
                                                                    ----------
NET ASSETS AT THE END OF THE PERIOD                                 $3,236,274
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of these statements.

FMI Large Cap Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout the period)

                                                        FOR THE PERIOD FROM
                                                     DECEMBER 31, 2001+<F5> TO
                                                         SEPTEMBER 30, 2002
                                                     -------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $10.00
Income from investment operations:
   Net investment loss                                          (0.01)
   Net realized and unrealized loss on investments              (2.05)
                                                               ------
Total from investment operations                                (2.06)

Less distributions:
   Dividend from net investment income                             --
   Distribution from net realized gains                            --
                                                               ------
Total from distributions                                           --
                                                               ------

Net asset value, end of period                                 $ 7.94
                                                               ------
                                                               ------

TOTAL INVESTMENT RETURN                                        (20.6%)*<F6>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                          3,236
Ratio of expenses (after reimbursement)
  to average net assets (a)<F8>                                 1.75%**<F7>
Ratio of net investment loss
  to average net assets (b)<F9>                                (0.30%)**<F7>
Portfolio turnover rate                                         31.8%

  +<F5>   Commencement of operations.
  *<F6>   Not annualized.
 **<F7>   Annualized.
(a)<F8> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been 3.71%**<F7>.
(b)<F9> If the Fund had paid all of its expenses, the ratio would have been (2.26%)**<F7>.

  The accompanying notes to financial statements are an integral part of this statement.

FMI Large Cap Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2002

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

          The following is a summary of significant accounting policies of the FMI Large Cap Fund (the "Fund"), a series of FMI Funds, Inc. (the "Company") which is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Company was incorporated under the laws of Maryland on September 5, 1996 and the Fund commenced operations on December 31, 2001. The assets and liabilities of each fund in the Company are segregated and a shareholder's interest is limited to the fund in which the shareholder owns shares. The investment objective of the Fund is to seek long-term capital appreciation principally through investing in a limited number of large capitalization value stocks.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Common stocks which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the most recent bid price. Unlisted equity securities for which market quotations are readily available are valued at the most recent bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates market value. For financial reporting purposes, investment transactions are recorded on trade date.

     (b) Net realized gains and losses on common stock are computed on the identified cost basis.

     (c) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (d) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and nonperformance by these counterparties is not anticipated.

     (e) Accounting principles generally accepted in the United States of America ("GAAP") require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (f) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     (g) Provision has not been made for Federal income taxes since the Fund will elect to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

          The Fund has a management agreement with Fiduciary Management, Inc. ("FMI"), with whom certain officers and directors of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund will pay FMI a monthly management fee at the annual rate of 1.0% of the daily net assets. The Fund has an administrative agreement with FMI to supervise all aspects of the Fund's operations except those performed by FMI pursuant to the management agreement. Under the terms of the agreement, the Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of the daily net assets up to and including $30,000,000, 0.1% on the next $70,000,000 and 0.05% of the daily net assets of the Fund in excess of $100,000,000.

          Under the management agreement, FMI will reimburse the Fund for expenses over 1.75% of the daily net assets of the Fund. For the period December 31, 2001 (commencement of operations) to September 30, 2002, FMIreimbursed the Fund $38,175.

(3)  DISTRIBUTION TO SHAREHOLDERS --

          Net investment income and net realized gains, if any, are distributed to shareholders at least annually.

(4)  INVESTMENT TRANSACTIONS --

          For the period December 31, 2001 (commencement of operations) to September 30, 2002, purchases and proceeds of sales of investment securities (excluding short-term investments) were $4,381,741 and $714,400, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

          As of September 30, 2002, liabilities of the Fund included the following:

     Payable to FMI for management and administrative fees              $3,358
     Other liabilities                                                     547

(6)  SOURCES OF NET ASSETS --

          As of September 30, 2002, the sources of net assets were as follows:

     Fund shares issued and outstanding                             $3,964,850
     Net unrealized depreciation on investments                       (615,447)
     Accumulated net realized losses on investments                   (113,129)
                                                                    ----------
                                                                    $3,236,274
                                                                    ----------
                                                                    ----------

(7)  INCOME TAX INFORMATION --

          The following information for the Fund is presented on an income tax basis as of September 30, 2002:

                         GROSS            GROSS         NET UNREALIZED      DISTRIBUTABLE    DISTRIBUTABLE
      COST OF         UNREALIZED        UNREALIZED       DEPRECIATION         ORDINARY         LONG-TERM
     INVESTMENTS     APPRECIATION      DEPRECIATION     ON INVESTMENTS         INCOME        CAPITAL GAINS
     -----------     ------------      ------------     --------------      -------------    -------------
     $3,848,600         $13,418          $628,876          $615,458             $   0            $   0

          The difference between the cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

          The tax components of dividends paid during the year ended September 30, 2002, capital loss carryovers as of September 30, 2002, and tax basis post-October losses as of September 30, 2002, which are not recognized for tax purposes until the first day of the following fiscal year are:

      ORDINARY           LONG-TERM         NET CAPITAL
       INCOME          CAPITAL GAINS          LOSS          POST-OCTOBER
     DISTRIBUTIONS     DISTRIBUTIONS       CARRYOVERS          LOSSES
     -------------     --------------      ----------       ------------
       $   0               $   0              $   0           $113,118

          Since there were no ordinary distributions paid for the year ended September 30, 2002, there are no distributions designated as qualifying for the dividends received deduction for corporate shareholders.

FMI Large Cap Fund
DIRECTORS AND OFFICERS

                                                                                                 # OF FUNDS   OTHER
                                         TERM OF          PRINCIPAL                              IN COMPLEX   DIRECTORSHIPS
                              POSITION   OFFICE AND       OCCUPATION                             OVERSEEN     HELD BY
NAME, AGE                     HELD WITH  LENGTH OF        DURING PAST                            BY DIRECTOR  DIRECTOR
AND ADDRESS                   THE FUND   TIME SERVED      FIVE YEARS                             OR OFFICER   OR OFFICER
-----------                   ---------  -----------      -----------                            ----------   -------------
"DISINTERESTED PERSONS" OF THE FUND:

Barry K. Allen, 54            Director   Indefinite Term  Mr. Allen is Executive Vice President       8       Harley-Davidson, Inc.
1801 California Street                   Since December   of Qwest Communications International,              and Cobalt
Denver, CO 80202                         2001             Inc. a global communications company                Corporation
                                                          since September, 2002.  Prior to this,
                                                          Mr. Allen had served as President of
                                                          Allen Enterprises, LLC, a private equity
                                                          investments management company he
                                                          founded after retiring from Ameritech in
                                                          July 2000.  Mr. Allen served as an officer
                                                          of Ameritech from August 1995 to July
                                                          2000.

George D. Dalton, 74          Director   Indefinite Term  Mr. Dalton is Chairman and Chief            8       Clark/Bardes Inc.
20825 Swenson Drive                      Since December   Executive Officer of Call_Solutions.com,
Waukesha, WI  53186                      2001             Inc. Prior to January 2000, Mr. Dalton
                                                          was Chairman of the Board and Chief
                                                          Executive Officer of Fiserv, Inc., and had
                                                          served in that capacity since 1984.

Gordon H.                     Director   Indefinite Term  Mr. Gunnlaugsson recently retired from      8       Renaissance Learning,
  Gunnlaugsson, 58                       Since December   M&I Corporation. He was employed by                 Inc.
c/o Fiduciary                            2001             M&I Corporation from June 1, 1970 to
  Management, Inc.                                        December 31, 2000 where he most
225 E. Mason St.                                          recently held the positions of Executive
Milwaukee, WI 53202                                       Vice President and Chief Financial Officer.

Paul S. Shain, 39             Director   Indefinite Term  Mr. Shain is President and Chief Operating  8       None
5520 Research                            Since December   Officer of Berbee Information Networks,
  Park Drive                             2001             and has been employed by such firm since
Madison, WI  53711                                        January 2000. Prior to joining Berbee
                                                          Information Networks, Mr. Shain spent
                                                          12 years at Robert W. Baird & Co.,
                                                          Incorporated, most recently as Managing
                                                          Director and Director of Equity Research.

"INTERESTED PERSONS" (AS DEFINED IN THE ACT) OF THE FUND:

Richard E. Lane*<F10>, 46     Director   Indefinite Term  Mr. Lane is President of Broadview          2       None
100 E. Wisconsin Ave.                    Since December   Advisors, LLC, the sub-adviser to the
Milwaukee, WI  53202                     2001             Focus Fund.  Mr. Lane served as a portfolio
                                                          manager and financial analyst with Fiduciary
                                                          Management, Inc. from September 1994
                                                          through April 2001

Ted D. Kellner*<F10>, 56      Director,  Since December   Mr. Kellner is Chairman of the Board        8       Marshall & Ilsley
c/o Fiduciary                 President  2001             and Chief Executive Officer of Fiduciary            Corporation
  Management, Inc.            and                         Management, Inc. which he co-founded
225 E. Mason St.              Treasurer                   in 1980.
Milwaukee, WI  53202

Patrick J. English*<F10>, 41  Director   Since December   Mr. English is President of Fiduciary       8       None
c/o Fiduciary                 and Vice   2001             Management, Inc. and has been employed
  Management, Inc.            President                   by the Adviser in various capacities since
225 E. Mason St.                                          December, 1986.
Milwaukee, WI 53202

Gary G. Wagner, 59            Vice       Since December   Mr. Wagner is Executive Vice President      8       None
c/o Fiduciary                 President  2001             of Fiduciary Management, Inc. and has
  Management, Inc.            and                         been employed by the Adviser in various
225 E. Mason St.              Assistant                   capacities since January, 1988.
Milwaukee, WI 53202           Secretary

Camille F. Wildes, 50         Vice       Since December   Ms. Wildes is a Vice-President of           8       None
c/o Fiduciary                 President  2001             Fiduciary Management, Inc. and has
  Management, Inc.            and                         been employed by the Adviser in various
225 E. Mason St.              Assistant                   capacities since December, 1982.
Milwaukee, WI 53202           Treasurer

Donald S. Wilson,*<F10> 59    Vice       Since December   Mr. Wilson is Vice Chairman and             8       None
c/o Fiduciary                 President  2001             Treasurer of Fiduciary Management, Inc.
  Management, Inc.            and                         which he co-founded in 1980.
225 E. Mason St.              Secretary
Milwaukee, WI  53202

*<F10> Mr. Lane is an "interested person" of the Fund because he is an officer of the FMI Focus Fund's sub-adviser. Messrs. Kellner and English are "interested persons" of the Fund because they are officers of the Fund and the Adviser.

For additional information about the Directors and Officers, please call (800) 811-5311 and request a Statement of Additional Information. One will be mailed to you free of charge.

                               FMI LARGE CAP FUND
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202
                              www.fiduciarymgt.com
                                  414-226-4555

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                                  800-811-5311
                                       or
                                  414-765-4124

                                   CUSTODIAN
                   U.S. BANK INSTITUTIONAL TRUST AND CUSTODY
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMI Large Cap Fund unless accompanied or preceded by the Fund's current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.